Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 68.7%
Electric Utilities - 7.0%
Constellation Energy Corp.	26,500	$ 2,262,040
Duke Energy Corp.	10,200	1,044,990
Eversource Energy	6,700	551,611
NextEra Energy, Inc.	47,400	3,537,462
NRG Energy, Inc. (A)	38,100	1,303,782
Xcel Energy, Inc.	21,700	1,492,309

		10,192,194

Independent Power & Renewable Electricity Producers - 12.8%
AES Corp.	61,400	1,682,974
Atlantica Sustainable Infrastructure PLC	187,960	5,153,863
Clearway Energy, Inc., Class C	129,500	4,375,805
Innergex Renewable Energy, Inc. (A)	78,500	933,351
Northland Power, Inc.	95,700	2,570,605
Polaris Renewable Energy, Inc. (A)	99,800	1,081,595
ReNew Energy Global PLC, A Shares (A) (B)	80,000	480,000
TransAlta Corp. (A)	206,252	2,002,763
TransAlta Renewables, Inc.	46,823	430,734

		18,711,690

Multi-Utilities - 1.7%
Dominion Energy, Inc.	7,800	496,392
Sempra Energy	12,200	1,956,026

		2,452,418

Oil, Gas & Consumable Fuels - 47.2%
Cheniere Energy, Inc.	60,116	9,185,123
DT Midstream, Inc.	46,000	2,514,360
Enbridge, Inc. (A)	119,100	4,879,527
Enviva, Inc. (A)	45,387	2,064,201
Kinder Morgan, Inc.	163,000	2,982,900
ONEOK, Inc.	35,500	2,431,040
Pembina Pipeline Corp.	154,600	5,488,300
Phillips 66	60,300	6,046,281
Plains GP Holdings LP, Class A (A) (B)	509,900	6,674,591
Targa Resources Corp.	144,900	10,870,398
TC Energy Corp.	128,236	5,532,101
Williams Cos., Inc.	315,100	10,158,824

		68,827,646

Total Common Stocks (Cost $73,007,392)		100,183,948

MASTER LIMITED PARTNERSHIPS - 26.0% (C)
Independent Power & Renewable Electricity Producers - 7.5%
Brookfield Renewable Partners LP	170,316	4,964,711
NextEra Energy Partners LP (A)	81,400	5,966,620

		10,931,331

Oil, Gas & Consumable Fuels - 18.5%
Cheniere Energy Partners LP	28,300	1,544,331
Energy Transfer LP	684,500	9,090,160
Enterprise Products Partners LP	279,600	7,157,760
Magellan Midstream Partners LP	31,106	1,661,061
MPLX LP	213,600	7,458,912

		26,912,224

Total Master Limited Partnerships (Cost $31,171,795)		37,843,555

	Principal	Value
CORPORATE DEBT SECURITIES - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Energy Transfer LP
6.00%, 06/15/2048	$ 460,000	$ 449,381
Enterprise Products Operating LLC
4.20%, 01/31/2050	540,000	457,825
Kinder Morgan, Inc.
5.55%, 06/01/2045	460,000	446,084
Plains All American Pipeline LP / PAA Finance Corp.
4.90%, 02/15/2045	460,000	385,842
Williams Cos., Inc.
5.10%, 09/15/2045	460,000	433,507

Total Corporate Debt Securities (Cost $2,249,756)		2,172,639

	Shares	Value
OTHER INVESTMENT COMPANY - 9.1%
Securities Lending Collateral - 9.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (D)	13,306,259	13,306,259

Total Other Investment Company (Cost $13,306,259)		13,306,259

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 1.80% (D), dated 01/31/2023, to be repurchased at $5,323,805 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $5,430,064.	$ 5,323,539	5,323,539

Total Repurchase Agreement (Cost $5,323,539)		5,323,539

Total Investments (Cost $125,058,741)		158,829,940
Net Other Assets (Liabilities) - (9.0)%		(13,104,998)

Net Assets - 100.0%		$ 145,724,942

Transamerica Funds	Page 1

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$100,183,948	$—	$—	$100,183,948
Master Limited Partnerships	37,843,555	—	—	37,843,555
Corporate Debt Securities	—	2,172,639	—	2,172,639
Other Investment Company	13,306,259	—	—	13,306,259
Repurchase Agreement	—	5,323,539	—	5,323,539

Total Investments	$151,333,762	$7,496,178	$—	$158,829,940

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $24,162,518, collateralized by cash collateral of $13,306,259 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $11,569,299. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Rates disclosed reflect the yields at January 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Energy Infrastructure

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Energy Infrastructure (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 3

Transamerica Energy Infrastructure

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4